Fair Value of Financial Assets and Liabilities - Schedule of Classifies Assets and Liabilities Measured at Fair Value on a Non-recurring Basis (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
ASSETS
Financial assets			$ 20,143,785	$ 20,143,785
Fair Value [Member]
ASSETS
Financial assets		$ 4,123,054
LIABILITIES
Financial liabilities		1,112,806
Fair Value [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	$ 24,800,985	22,784,462
LIABILITIES
Financial liabilities	27,368,510	24,358,412
Fair Value [Member] | Deposits and other demand liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	4,873,448	4,300,475
Fair Value [Member] | Cash in process of being cleared [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	164,573	247,165
Fair Value [Member] | Obligations under repurchase agreements [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	559,457	1,015,614
Fair Value [Member] | Time deposits and other time liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	11,692,076	10,135,722
Fair Value [Member] | Interbank borrowings [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	2,646,176
Fair Value [Member] | Borrowings from financial institutions [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities		2,335,509
Fair Value [Member] | Debt instruments issued [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	7,244,551	6,311,527
Fair Value [Member] | Lease obligations [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	175,263
Fair Value [Member] | Other financial obligations [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	12,966	12,400
Fair Value [Member] | Cash and deposits in banks [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	1,009,681	987,680
Fair Value [Member] | Cash In The Process Of Collection [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	231,305	318,658
Fair Value [Member] | Investments under Agreements to Resell [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	75,975	109,467
Fair Value [Member] | Loans and receivables from banks, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	56,396	341,244
Fair Value [Member] | Loans and receivables from customers, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets		20,827,852
Fair Value [Member] | Loans and accounts receivable at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	23,313,453
Fair Value [Member] | Financial Instruments at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	114,175	199,561
Level 1 [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	1,487,532	1,757,049
LIABILITIES
Financial liabilities	8,256,620	7,911,163
Level 1 [Member] | Deposits and other demand liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	4,873,448	4,300,475
Level 1 [Member] | Cash in process of being cleared [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	164,573	247,165
Level 1 [Member] | Obligations under repurchase agreements [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	559,457	1,015,614
Level 1 [Member] | Interbank borrowings [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	2,646,176
Level 1 [Member] | Borrowings from financial institutions [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities		2,335,509
Level 1 [Member] | Other financial obligations [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	12,966	12,400
Level 1 [Member] | Cash and deposits in banks [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	1,009,681	987,680
Level 1 [Member] | Cash In The Process Of Collection [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	231,305	318,658
Level 1 [Member] | Investments under Agreements to Resell [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	75,975	109,467
Level 1 [Member] | Loans and receivables from banks, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	56,396	341,244
Level 1 [Member] | Financial Instruments at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	114,175
Level 2 [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	191	199,561
LIABILITIES
Financial liabilities	19,111,890	16,447,249
Level 2 [Member] | Time deposits and other time liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	11,692,076	10,135,722
Level 2 [Member] | Debt instruments issued [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	7,244,551	6,311,527
Level 2 [Member] | Lease obligations [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	175,263
Level 2 [Member] | Loans and receivables from banks, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	191
Level 2 [Member] | Financial Instruments at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets		199,561
Level 3 [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	23,313,644	20,827,852
Level 3 [Member] | Loans and receivables from banks, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	191
Level 3 [Member] | Loans and receivables from customers, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets		$ 20,827,852
Level 3 [Member] | Loans and accounts receivable at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	$ 23,313,453